CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Contract assets [abstract]
Summary of Assets Related to Contracts with Customers	Assets related to contracts with customers

	As of December 31,	As of December 31,	As of January 1,
	2025	2024	2024
	US$’000	US$’000	US$’000
Contract assets - current	7,748	688	13,946

Summary of Aggregate Amount of the Transaction Price Allocated to the Unsatisfied Performance Obligations
The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations.

	As of December 31,
	2025	2024
	US$’000	US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	357,600	143,327